Cash, cash equivalents and financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Financial Assets [Abstract]
Disclosure of cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2023	2024	2025
Cash and cash equivalents	70,605	66,396	28,092
Short-term investments	21,851	14,374	6,218
Cash and cash equivalents and short-term investments	92,456	80,770	34,310
Non-current financial assets	9,796	10,281	10,455
Total cash, cash equivalents and financial assets	102,252	91,051	44,765

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2022	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2023
Short-term investments	17,260	3,950	—	1,010	174	(544)	21,851
Non-current financial assets	35,119	—	(26,718)	582	817	—	9,796
Total	52,379	3,950	(26,718)	1,592	991	(544)	31,647

(in thousands of euro)	December 31, 2023	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2024
Short-term investments	21,851	—	(9,329)	850	119	884	14,375
Non-current financial assets	9,796	—	(261)	485	261	—	10,281
Total	31,647	—	(9,590)	1,335	380	884	24,656

(in thousands of euro)	December 31, 2024	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2025
Short-term investments	14,375	—	(7,035)	276	(36)	(1,362)	6,218
Non-current financial assets	10,281	—	(388)	175	388	—	10,455
Total	24,656	—	(7,423)	451	352	(1,362)	16,673
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.